Fees Summary	Mar. 06, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,289,500.00
Previously Paid Amount	0.00
Total Fee Amount	197.42
Total Offset Amount	0.00
Net Fee	197.42
Narrative - Max Aggregate Offering Price	$ 1,289,500
Final Prospectus	true